Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities
Net loss	$ (26,101)	¥ (185,300)	¥ (914,767)	¥ (1,240,176)
Adjustments for:
Depreciation of property and equipment	612	4,345	2,324	11,108
Amortization of intangible assets	1,733	12,305	102,621	54,099
Non-cash operating lease expense	868	6,164	12,996	29,464
Deferred tax benefit	(338)	(2,403)	(2,403)	(2,403)
Share-based compensation	5,255	37,308	70,105	200,186
Interest expense	23,687	168,177	438,112	35,350
Changes in estimate for accrued liabilities related to users’ loyalty programs	282	2,000	4,137	12,369
Allowance for doubtful accounts	(2,759)	(19,589)	(467)	249,143
Unrealized loss of publicly traded equity security				15,315
Unrealized loss of non-marketable equity securities			50,487	1,208
Loss (gain) on disposal of property, plant and equipment	12	83	4,097	(216)
Gain on disposal of subsidiary				(23,083)
Equity in losses of affiliated companies			1,416	3,195
Impairment of long-term investment securities				28,528
Changes in assets and liabilities:
Accounts receivable	3,216	22,828	653,977	(282,272)
Amount due from related parties	425	3,015	211,061	123,731
Prepayments and other current assets	2,941	20,878	14,066	195,375
Accounts receivables, non-current				54,639
Other non-current assets	315	2,236	1,907	3,350
Accounts payable	3,546	25,179	81,226	(135,213)
Amount due to related parties	(62)	(438)	(6,336)	(2,499)
Registered users’ loyalty payable	(2,241)	(15,910)	(31,918)	(10,935)
Salary and welfare payable	(3,112)	(22,095)	(6,426)	(83,334)
Tax payable	(4)	(26)	(3,405)	(53,265)
Accrued liabilities related to users’ loyalty programs	(4,662)	(33,100)	(38,908)	(13,095)
Accrued liabilities and other current liabilities	(13,017)	(92,419)	(998,342)	593,134
Advances from customers and deferred revenue	1,113	7,904	(73,891)	(18,179)
Operating lease liabilities	(962)	(6,827)	(13,733)	(22,122)
Non-current liabilities			(1,733)	(2,524)
Net cash used in operating activities	(9,253)	(65,700)	(443,797)	(279,122)
Cash flows from investing activities:
Purchase of short-term investments			(26,402)	(899,787)
Proceeds from sales and maturity of short-term investments	3,719	26,402	292,530	981,975
Purchase of intangible assets				(113)
Purchase of property and equipment	(8)	(54)	(7)	(7,607)
Proceeds from disposal of property and equipment	19	135	1,434	1,053
Net cash provided by/(used in) investing activities	3,730	26,483	267,555	75,521
Cash flows from financing activities:
Payment of accrued issuance costs for Series C convertible redeemable preferred shares of a subsidiary				(3,135)
Proceeds from bank borrowings				20,000
Repayments of bank borrowings			(20,000)	(70,000)
Repayment of borrowings from a related party				(12,959)
Net cash provided by financing activities			(20,000)	(66,094)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(5,523)	(39,215)	(196,242)	(269,695)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	73	520	10,810	(9,263)
Cash, cash equivalents and restricted cash at the beginning of year	18,367	130,401	315,833	594,791
Cash, cash equivalents and restricted cash at the end of year	12,917	91,706	130,401	315,833
Supplemental disclosure of cash flow information:
Cash paid for interest (Note 14)	2,481	17,617	30,247	42
Cash paid for income taxes	631	4,482	1,478	4,079
Non-cash financing and investing activities:
Accretion to redemption value of Series A, B and C convertible redeemable preferred shares of a subsidiary	20,279	143,976	124,677	108,896
The below table reconciles cash, cash equivalents, and restricted cash
Cash and cash equivalents	10,514	74,648	122,801	240,351
Restricted cash	2,403	17,058	7,600	75,482
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	$ 12,917	¥ 91,706	¥ 130,401	¥ 315,833